Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	May. 06, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Depreciation method					straight line
Scrap value per light weight ton					$ 360
Vessels estimated useful life					25 years
Impairment loss		$ 0	$ 0		$ 0	$ 11,690,000
Net proceeds from sale of vessels					71,224,000	$ 18,315,000
Series D Convertible Preferred Stock		4,750,000			4,750,000		$ 12,000,000
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Series D Convertible Preferred Stock		$ 4,750,000			$ 4,750,000		$ 12,000,000	$ 12,000,000
Preferred stock - dividend rate percentage					6.00%
Convertible preferred stock - terms of conversion					The Series D Convertible Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of Series D Convertible Preferred Stock shall have the right to convert the shares of the preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Convertible Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Convertible Preferred Stock (or converted common shares) at their nominal value at the holder's option. Beginning 18 months after the issuance of the preferred stock, the holder can exercise the option to request the redemption of up to 250 shares of preferred stock (or converted common shares) on a quarterly basis.
Shinyo Splendor
Related Party Transaction [Line Items]
Impairment loss	$ 10,718,000
Net proceeds from sale of vessels				$ 19,219,000